Commitments and Contingencies - Minimum Lease Commitments and Other (Details) - USD ($)				1 Months Ended
	Aug. 08, 2014	Jun. 23, 2014	Mar. 25, 2014	Jan. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Minimum Lease Commitments
2015						$ 374,000
2016					$ 275,235	260,000
2017					52,517	43,000
Minimum lease commitments total					$ 619,416	$ 677,000
Financial Services Agreements
Investment advisory fee to be paid in cash and equity securities			$ 100,000
Investment advisory fee, amended, percentage of total to be paid in cash		100.00%
Investment advisory compensation, expressed as a percentage of funds raised	8.00%			7.00%
Investment advisory service, warrant issuance, period of warrant	5 years
Warrants issued equal to percentage of shares issued as part of a private equity offering	3.00%			7.00%
Price of warrants expressed as a percentage of the price of securities sold as part of a private equity offering per the terms of the financial advisory services agreement				120.00%
Investment advisory fee	$ 50
Legal and other out-of-pocket expense the Company has agreed to pay related to the private equity offering	$ 50,000
Term of investment advisory services agreement	6 months			6 months
Equity offering per terms investment advisory services agreement				$ 15,000,000
Investment advisory service, term of warrant				5 years